Leases (narrative) (detail) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense	$ 49,600,000	$ 43,900,000	$ 38,100,000